CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets
Cash and cash equivalents	$ 828,548	¥ 5,768,186	¥ 14,160,322	¥ 3,058,152
Restricted cash	3,961,285	27,577,671	16,379,364	9,370,849
Receivables from online payment platforms	150,963	1,050,974	247,586
Short-term investments	5,068,923	35,288,827	7,630,689
Amounts due from related parties	339,787	2,365,528	1,019,033
Prepayments and other current assets	136,499	950,277	953,989
Total current assets	10,486,005	73,001,463	40,390,983
Non-current assets
Property, equipment and software, net	5,928	41,273	29,075
Intangible asset	286,462	1,994,292	2,579,338
Right-of-use assets	74,289	517,188
Other non-current assets	72,269	503,120	182,667
Total non-current assets	438,948	3,055,873	2,791,080
Total Assets	10,924,953	76,057,336	43,182,063
Current liabilities
Amounts due to related parties (including amounts due to related parties of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB458,147 and RMB1,502,892 (US$215,877) as of December 31, 2018 and 2019, respectively)	215,877	1,502,892	478,113
Customer advances and deferred revenues (including customer advances and deferred revenues of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB190,382 and RMB605,969 (US$87,042) as of December 31, 2018 and 2019, respectively)	87,042	605,970	191,482
Payable to merchants (including payable to merchants of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB17,275,934 and RMB29,657,227 (US$4,259,994) as of December 31, 2018 and 2019, respectively)	4,298,671	29,926,488	17,275,934
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB1,500,951 and RMB3,420,728 (US$491,358) as of December 31, 2018 and 2019, respectively)	700,547	4,877,062	2,225,667
Merchant deposits (including merchant deposits of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB4,188,273 and RMB7,840,912 (US$1,126,277) as of December 31, 2018 and 2019, respectively)	1,126,277	7,840,912	4,188,273
Short-term borrowings (including short-term borrowings of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of nil and RMB898,748 (US$129,097) as of December 31, 2018 and 2019, respectively)	129,097	898,748
Lease liabilities (including lease liabilities of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of nil and RMB90,523 (US$13,003) as of December 31, 2018 and 2019, respectively)	16,624	115,734
Total current liabilities	6,574,135	45,767,806	24,359,469
Convertible bonds	747,893	5,206,682
Lease liabilities (including lease liabilities of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of nil and RMB382,673 (US$54,968) as of December 31, 2018 and 2019, respectively)	61,564	428,593
Other non-current liabilities	1,061	7,389
Total non-current liabilities	810,518	5,642,664
Total liabilities	7,384,653	51,410,470	24,359,469
Shareholders' equity
Additional paid-in capital	5,960,233	41,493,949	29,114,527
Accumulated other comprehensive income	208,025	1,448,230	1,035,783
Accumulated deficits	(2,627,979)	(18,295,461)	(11,327,858)
Total shareholders' equity	3,540,300	24,646,866	18,822,594	¥ (991,958)	¥ (426,278)
Total liabilities and shareholders' equity	10,924,953	76,057,336	43,182,063
Class A ordinary shares
Shareholders' equity
Common Shares	12	84	78
Class B ordinary shares
Shareholders' equity
Common Shares	$ 9	¥ 64	¥ 64